Employee Benefits - Summary of Number and Weighted Average Number of Shares (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 shares R$ / shares
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Options, Balance	17,568
Options, Exercised	(3,405)	(604)
Options, Balance	17,245	17,568
Stock Option [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Average exercise price per option, Balance | R$ / shares	R$ 16.51
Average exercise price per option, Granted | R$ / shares	0.01
Average exercise price per option, Expired / Cancelled | R$ / shares	21.25
Average exercise price per option, Exercised | R$ / shares	16.65
Average exercise price per option, Balance | R$ / shares	R$ 16.49	R$ 16.51
Options, Balance	17,568
Options, Granted	117
Options, Expired / Cancelled	(167)
Options, Exercised	(2,267)
Options, Balance		17,568
Stock Option [Member] | Avon [member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Average exercise price per option, Granted | R$ / shares	R$ 0.01
Options, Granted	1,994
Restricted Stock [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	3,092
Shares, Granted	5,026
Shares, Expired	(22)
Shares, Exercised	(1,136)
Shares, Balance	6,960	3,092
Performance Shares [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	688
Shares, Granted
Shares, Expired	(51)
Shares, Exercised
Shares, Balance	637	688